Segment Reporting	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
On April 30, 2020, the Company completed the sale of the non-US portion of its STS support services business, as well as its LNG terminal management business. Following the sale, the Company's remaining STS support operations were integrated into the Company's tanker business. As a result, effective April 30, 2020, the Company has one reportable segment. The Company’s segment information for all periods prior to the sale and reorganization has been retroactively adjusted whereby the remaining STS support operations have been reallocated from the STS transfer segment to the tanker segment. Consequently, the Company’s tanker segment now consists of the operation of all of its tankers, including the operations from those tankers employed on full service lightering contracts, and the US based STS support service operations that the Company retained, including its lightering support services provided as part of full service lightering operations. The Company’s STS transfer segment consisted of the Company’s non-US lightering support services, LNG terminal management, consultancy, procurement, and other related services which were sold as of April 30, 2020. Segment results are evaluated based on income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s unaudited consolidated financial statements.

The following tables include results for the Company’s revenues and income from operations by segment for the three and six months ended June 30, 2020. No results are included for the three and six months ended June 30, 2021 as the Company only had one reportable segment during that period.

Three Months Ended June 30, 2020
	Tanker Segment	STS Transfer Segment	Total
	$	$	$
Revenues (1)	245,728	764	246,492
Voyage expenses	(61,558)	—	(61,558)
Vessel operating expenses	(45,140)	(1,078)	(46,218)
Time-charter hire expenses	(9,296)	—	(9,296)
Depreciation and amortization	(29,425)	(121)	(29,546)
General and administrative expenses (2)	(9,637)	(147)	(9,784)
(Loss) gain on sale of assets and write-down of assets	(185)	3,081	2,896
Income from operations	90,487	2,499	92,986

Equity income	3,188	—	3,188

(1)Revenues earned from the STS transfer segment are reflected in Other Revenues in the Company's unaudited consolidated statements of (loss) income.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).